INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS
AngloGold Ashanti plc is the ultimate parent of the Group. Its wholly-owned subsidiary, AngloGold Ashanti Holdings plc, a company incorporated in the Isle of Man, primarily holds all of the Group’s interests in companies incorporated outside of South
Africa. The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2024. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2024	2023	2022

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)	South Africa	Direct	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A.	Brazil	Indirect	100	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company (3)	Egypt	Indirect	50	—	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Acquired by AngloGold Ashanti as part of the acquisition of Centamin plc in November 2024.
Non-controlling interests
The Group has subsidiaries with non-controlling interests. Except for the newly acquired Sukari Gold Mines Company (Sukari), which is part of the Centamin group (refer to Note 13), none of the remaining non-controlling interests were material to the statement of financial position. Sukari and the Group have non-coterminous year-ends, with Sukari’s year-end being 30 June.

	2024
Name	Non-controlling interest % holding	Country of incorporation
Sukari Gold Mines Company	50	Egypt
Financial information of the Sukari Gold Mines Company is provided below:

Figures in millions - US Dollars	2024

Profit allocated to material non-controlling interests	14
Accumulated balances of material non-controlling interests	1,836
Summarised financial information of Sukari at 100% is as follows. The information is based on amounts including intercompany balances.

Figures in millions - US Dollars	2024

Statement of profit or loss (1)
Revenue	119
Profit for the period	33
Total comprehensive income for the period, net of tax	33
Attributable to non-controlling interests	14
Dividends paid to non-controlling interests	(62)

Statement of financial position as at 31 December
Non-current assets	3,558
Current assets	319
Non-current liabilities	(54)
Current liabilities	(245)
Total equity	3,578

Statement of cash flows for the period ended 31 December (1)
Cash inflow from operating activities	82
Cash outflow from investing activities	(19)
Cash outflow from financing activities	(74)
Net decrease in cash and cash equivalents	(11)
(1)Representing movement post- acquisition.

Accounting policies
Foreign currency translations
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The functional currency of the parent company is United States Dollars.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

The results and financial position of all Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency using closing rates of exchange at the reporting date for assets and liabilities, average rates of exchange for the year for income and expense items and historical rates of exchange for equity items. All resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity
(foreign currency translation reserve, or FCTR).
Exchange differences arising from the translation of the net investment in foreign operations are accounted for as other comprehensive income on consolidation. On realisation of net investments in foreign operations, the resulting FCTR is recycled to the income statement. On disposal of non-foreign operations, where the parent’s functional currency, is the same as the subsidiary’s, associate’s, joint venture’s or branch’s functional currency, no reclassification of FCTR is required.

INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	US Dollars
Figures in millions	2024	2023	2022
Carrying value
Investments in associates	43	38	37
Investments in joint ventures (1)	487	561	1,054
	530	599	1,091
(1)Cash dividends received from joint ventures of $88m (2023: $180m; 2022: $694m).
Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2024	2023	2022

Aggregate statement of profit or loss for associates (attributable)
Revenue	50	39	31
Operating expenses	(26)	(18)	(16)
Taxation	(7)	(5)	(3)
Profit for the year (1)	17	16	12
Total comprehensive income for the year, net of tax	17	16	12
(1) Includes share of non-controlling interest.
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2024	2023	2022
Kibali Goldmines S.A. (1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti plc (AGA) has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds a 90% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2024	2023	2022

Carrying value of joint ventures
Kibali (Jersey) Limited	487	561	1,054

Impairment of investment in joint venture
Société d’Exploitation des Mines d’Or de Yatela (1)	(2)	(1)	(1)

The cumulative unrecognised share of losses of the joint ventures:
Société d’Exploitation des Mines d’Or de Yatela (1)	—	2	2
(1) On 17 October 2024, AngloGold Ashanti and IAMGOLD Corporation completed the sale of each of their 40%interests in Société d’Exploitation des Mines d’Or de
Yatela S.A. to the government of Mali.
18INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2024	2023	2022

Statement of profit or loss
Revenue	1,652	1,488	1,329
Other operating costs and expenses	(689)	(682)	(588)
Amortisation of tangible and intangible assets	(197)	(214)	(208)
Finance costs, unwinding of obligations and cash repatriation fee	(80)	(19)	(50)
Interest received	3	4	5
Share of profits of equity accounted joint venture	1	1	—
Taxation	(376)	(185)	(156)
Profit for the year	314	393	332
Total comprehensive income for the year, net of tax	314	393	332
Dividends received from joint venture (attributable)	88	180	694

Statement of financial position
Non-current assets	2,537	2,485	2,420
Current assets	302	215	201
Cash and cash equivalents	89	123	92
Total assets	2,928	2,823	2,713

Non-current financial liabilities (2)	72	55	51
Other non-current liabilities	494	409	320
Current financial liabilities (2)	958	1,023	56
Other current liabilities	347	144	105
Total liabilities	1,871	1,631	532

Net assets	1,057	1,192	2,181
Group’s share of net assets	529	596	1,091
Other (1)	(42)	(35)	(37)
Carrying amount of interest in joint venture	487	561	1,054

(1)Includes amounts relating to additional costs and contributions at acquisition as well as non-controlling interests related to Société Minière de Kilo-Moto S.A.
(SOKIMO)
(2)During 2023, Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders which was classified as current financial liabilities ($296m) and non-current financial liabilities ($715m) by Kibali. The loan is repayable on demand and the full loan should therefore have been classified as a current financial liability. The non-current portion of $715m was reclassified from non-current financial liabilities to current financial liabilities.
Joint venture loan receivable
Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders. The loan receivable is set out in the following table:

Figures in millions	2024	2023

Opening balance	506	—
Dividend in specie declared (1)	70	506
Repayments	(149)	—
Interest accrued	36	—
Closing balance (2)	463	506
(1) During December 2024, a loan of $70m was granted which bears semi-annual interest at 7.675% and is repayable on demand. During December 2023, a loan of $506m was granted which bears semi-annual interest at 7.875% and is repayable on demand.
(2)Included in the statement of financial position as a short-term loan receivable of $260m (2023 : $148m) and a long-term loan receivable of $203m (2023 : $358m)
based on the Kibali Goldmines S.A. future estimated cash flows and the intention of when AGA expects to receive settlement of the loan.

Accounting policies
A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture, the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.
Joint ventures and Associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-
accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.
The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-
acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss.
In the statement of cash flows, dividends received from joint ventures are included in operating activities as the Group has joint control over the strategic, financial and operating policy decisions. Dividends received from associates are included in investing activities as the Group only exercises significant influence over the financial and operating policies.